Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	¥ 223	¥ 151
Derivative financial instruments, current assets	1
Derivative financial instruments, noncurrent assets	222	151
Derivative financial instruments, liabilities	29	325
Derivative financial instruments, current liabilities	29	324
Derivative financial instruments, noncurrent liabilities		1
Forward currency contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, liabilities	29	311
Derivative financial instruments, current liabilities	29	311
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments, assets	223	151
Derivative financial instruments, current assets	¥ 1
Derivative financial instruments, liabilities		14
Derivative financial instruments, current liabilities		¥ 13